Average Annual Total Returns	12 Months Ended	20 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.58%	4.04%	[1]
Performance Inception Date	Apr. 17, 2023
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label] | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	24.47%	[1]
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	3.74%	[1]
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.80%	3.03%	[1]
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label] | Dow Jones Moderately Aggressive Portfolio Index
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	12.14%	[1]
Beacon Selective Risk ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	24.47%	[2]
Beacon Selective Risk ETF | Dow Jones Moderately Aggressive Portfolio Index
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	12.14%	[2]
Beacon Selective Risk ETF | Beacon Selective Risk ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	12.64%	10.20%	[2]
Beacon Selective Risk ETF | Beacon Selective Risk ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.40%	9.85%	[2]
Beacon Selective Risk ETF | Beacon Selective Risk ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	7.77%	[2]

[1]	The Tactical Risk Fund commenced operations on April 17, 2023.
[2]	The Selective Risk Fund commenced operations on April 17, 2023.